Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Segment Reporting [Abstract]
Financial Summary by Reportable Operating Segement

The following table is a financial summary by reportable segments for the periods indicated (in thousands):

For the nine months ended June 30,	Human Services	Post-Acute Specialty Rehabilitation Services	Corporate	Consolidated
2015
Net revenue	$820,112	$195,652	$—	$1,015,764
Income (loss) from operations	77,812	19,229	(51,031)	46,010
Total assets	616,217	257,702	183,341	1,057,260
Depreciation and amortization	45,303	17,137	1,838	64,278
Purchases of property and equipment	15,803	12,162	2,345	30,310
Income (loss) from continuing operations before income taxes	40,183	10,665	(51,259)	(411)
2014
Net revenue	$758,872	$169,675	$—	$928,547
Income (loss) from operations	71,894	12,414	(40,213)	44,095
Depreciation and amortization	34,689	14,021	1,884	50,594
Purchases of property and equipment	11,110	10,661	2,500	24,271
Income (loss) from continuing operations before income taxes	17,351	587	(42,123)	(24,185)

The following is a financial summary by reportable operating segment for the periods indicated (in thousands):

For the Year Ended September 30,	Human Services	Post-Acute Specialty Rehabilitation Services	Corporate	Consolidated
2014
Net revenue	$1,025,672	$230,166	$—	1,255,838
Income (loss) from operations	97,916	17,561	(55,211)	60,266
Total assets	634,989	222,475	350,490	1,207,954
Depreciation and amortization	45,576	19,177	2,735	67,488
Purchases of property and equipment	15,907	16,250	3,138	35,295
Income (loss) from continuing operations before income taxes	23,024	1,231	(57,151)	(32,896)
2013
Net revenue	$974,088	$208,421	$—	1,182,509
Income (loss) from operations	90,477	17,293	(55,636)	52,134
Total assets	655,140	207,475	158,654	1,021,269
Depreciation and amortization	45,239	15,948	2,386	63,573
Purchases of property and equipment	17,791	10,491	3,619	31,901
Income (loss) from continuing operations before income taxes	25,369	3,893	(55,516)	(26,254)
2012
Net revenue	$921,885	$185,466	$—	1,107,351
Income (loss) from operations	78,738	20,376	(53,071)	46,043
Total assets	692,015	216,663	137,202	1,045,880
Depreciation and amortization	42,821	14,389	2,777	59,987
Purchases of property and equipment	17,659	10,218	2,118	29,995
Income (loss) from continuing operations before income taxes	13,637	7,798	(55,832)	(34,397)